STOCK OPTIONS (Schedule of Fair Value Assumptions Used to Value Stock Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk Free Interest Rate	1.69%	2.73%
Expected Volatility	176.60%	229.00%
Expected Life (in years)	5 years	10 years
Dividend Yield	0.00%	0.00%
Weighted average estimated fair value of options during the period	$ 2.00	$ 1.00